COMMITMENTS (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Commitments [Abstract]
Committed payment		$ 9.3
Restricted common shares	100,000
Agreement expiry date	May 13, 2022